Subsequent Events (Details) - Forecast [Member]	May 30, 2025 shares
KLA-iBotics Holdings Limited [Member]
Subsequent Events [Line Items]
Share issuance	7,000
Percentage of equity interest	89.60%
Kamui Development Group Limited [Member]
Subsequent Events [Line Items]
Share issuance	3,000
Percentage of equity interest	30.00%